UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Equity Premium and Growth Fund (Unaudited)
Portfolio of Investments (JPG)
March 31, 2008

Shares	Description (1)				Value

	Common Stocks – 97.7%

	Aerospace & Defense – 2.1%

25,638	Boeing Company				$1,906,698
4,500	Goodrich Corporation				258,795
33,500	Honeywell International Inc.				1,890,070
5,096	Raytheon Company				329,253
25,093	United Technologies Corporation				1,726,900

	Total Aerospace & Defense				6,111,716

	Air Freight & Logistics – 0.4%

15,798	United Parcel Service, Inc., Class B				1,153,570

	Airlines – 0.3%

3,200	Continental Airlines, Inc., (2)				61,536
55,105	Lan Airlines S.A.				778,083

	Total Airlines				839,619

	Auto Components – 0.2%

24,800	American Axle and Manufacturing Holdings Inc.				508,400
9,310	Cooper Tire & Rubber				139,371

	Total Auto Components				647,771

	Automobiles – 0.2%

35,600	General Motors Corporation				678,180

	Beverages – 1.7%

44,948	Coca-Cola Company				2,735,985
31,284	PepsiCo, Inc.				2,258,705

	Total Beverages				4,994,690

	Biotechnology – 0.1%

2,875	Genentech, Inc., (2)				233,393

	Building Products – 0.2%

13,961	American Standard Companies Inc.				640,810

	Capital Markets – 3.4%

62,385	Charles Schwab Corporation				1,174,710
24,811	Federated Investors Inc.				971,599
11,309	Goldman Sachs Group, Inc.				1,870,396
90,178	JPMorgan Chase & Co.				3,873,145
33,567	Morgan Stanley				1,534,012
22,422	Waddell & Reed Financial, Inc., Class A				720,419

	Total Capital Markets				10,144,281

	Chemicals – 2.2%

24,470	Chemtura Corporation				179,610
56,173	Dow Chemical Company				2,069,975
47,395	E.I. Du Pont de Nemours and Company				2,216,190
5,835	Eastman Chemical Company				364,396
29,107	Olin Corporation				575,154
13,161	PPG Industries, Inc.				796,372
10,283	RPM International, Inc.				215,326

	Total Chemicals				6,417,023

	Commercial Banks – 5.7%

124,776	Bank of America Corporation				4,730,258
22,526	Citizens Republic Bancorp.				279,998
24,420	Comerica Incorporated				856,654
30,005	First Horizon National Corporation				420,370
8,605	FirstMerit Corporation				177,779
9,110	HSBC Holdings PLC, Sponsored ADR				749,753
69,089	Huntington BancShares Inc.				742,707
57,028	National City Corporation				567,429
58,291	Regions Financial Corporation				1,151,247
96,551	U.S. Bancorp				3,124,390
75,340	Wachovia Corporation				2,034,180
75,026	Wells Fargo & Company				2,183,257

	Total Commercial Banks				17,018,022

	Commercial Services & Supplies – 0.3%

13,262	Avery Dennison Corporation				653,154
19,872	Deluxe Corporation				381,741

	Total Commercial Services & Supplies				1,034,895

	Communications Equipment – 2.1%

130,484	Cisco Systems, Inc., (2)				3,143,360
42,658	Corning Incorporated				1,025,498
1,000	Plantronics Inc.				19,310
48,492	QUALCOMM Inc.				1,988,172

	Total Communications Equipment				6,176,340

	Computers & Peripherals – 4.1%

25,205	Apple, Inc., (2)				3,616,918
37,473	Dell Inc., (2)				746,462
58,247	EMC Corporation, (2)				835,262
65,768	Hewlett-Packard Company				3,002,967
33,670	International Business Machines Corporation (IBM)				3,876,764

	Total Computers & Peripherals				12,078,373

	Containers & Packaging – 0.2%

21,200	Packaging Corp. of America				473,396

	Diversified Financial Services – 1.6%

143,304	Citigroup Inc.				3,069,572
3,292	CME Group, Inc.				1,544,277

	Total Diversified Financial Services				4,613,849

	Diversified Telecommunication Services – 4.0%

4,000	Alaska Communications Systems Group Inc.				48,960
147,861	AT&T Inc.				5,663,076
140,258	Citizens Communications Company				1,471,306
3,700	Compania Anonima Nacional Telefonos de Venezuela				47,040
5,021	FairPoint Communications Inc.				45,289
129,500	Verizon Communications Inc.				4,720,275

	Total Diversified Telecommunication Services				11,995,946

	Electric Utilities – 1.7%

28,310	Ameren Corporation				1,246,772
2,367	Companhia Energetica de Minas Gerais				42,701
24,452	Consolidated Edison, Inc.				970,744
66,284	Great Plains Energy Incorporated				1,633,901
26,735	Progress Energy, Inc.				1,114,850

	Total Electric Utilities				5,008,968

	Electrical Equipment – 1.3%

8,053	Cooper Industries, Ltd., Class A				323,328
60,000	Emerson Electric Co.				3,087,600
2,000	Hubbell Incorporated, Class B				87,380
6,417	Rockwell Automation, Inc.				368,464

	Total Electrical Equipment				3,866,772

	Electronic Equipment & Instruments – 0.2%

9,421	MEMC Electronic Materials, (2)				667,949

	Energy Equipment & Services – 3.2%

12,700	Baker Hughes Incorporated				869,950
3,264	Carbo Ceramics Inc.				130,886
3,196	Diamond Offshore Drilling, Inc.				372,014
34,006	Halliburton Company				1,337,456
17,916	National-Oilwell Varco Inc., (2)				1,045,936
10,000	Noble Corporation				496,700
37,639	Schlumberger Limited				3,274,593
11,347	Smith International, Inc.				728,818
2,000	Tidewater Inc.				110,220
7,837	Transocean Inc.				1,059,562

	Total Energy Equipment & Services				9,426,135

	Food & Staples Retailing – 1.8%

31,368	CVS Caremark Corporation				1,270,718
23,637	SUPERVALU INC.				708,637
56,846	Wal-Mart Stores, Inc.				2,994,647
14,330	Whole Foods Market, Inc.				472,460

	Total Food & Staples Retailing				5,446,462

	Food Products – 0.8%

41,300	ConAgra Foods, Inc.				989,135
48,088	Kraft Foods Inc.				1,491,209

	Total Food Products				2,480,344

	Gas Utilities – 0.4%

35,390	Nicor Inc.				1,185,919

	Health Care Equipment & Supplies – 0.5%

9,368	Baxter International Inc.				541,658
17,305	Medtronic, Inc.				837,043

	Total Health Care Equipment & Supplies				1,378,701

	Health Care Providers & Services – 1.1%

12,173	Aetna Inc.				512,362
30,791	Brookdale Senior Living Inc.				735,905
4,802	Express Scripts, Inc., (2)				308,865
6,193	Medco Health Solutions, Inc., (2)				271,191
34,501	UnitedHealth Group Incorporated				1,185,454
6,178	Wellpoint Inc., (2)				272,635

	Total Health Care Providers & Services				3,286,412

	Hotels, Restaurants & Leisure – 1.0%

6,073	International Game Technology				244,195
37,449	McDonald’s Corporation				2,088,531
12,813	Tim Hortons Inc.				436,283
10,200	Wendy’s International, Inc.				235,212

	Total Hotels, Restaurants & Leisure				3,004,221

	Household Durables – 1.0%

5,583	Black & Decker Corporation				369,036
13,500	Kimball International Inc., Class B				144,720
39,679	Newell Rubbermaid Inc.				907,459
12,000	Snap-on Incorporated				610,200
13,500	Stanley Works				642,870
2,527	Whirlpool Corporation				219,293

	Total Household Durables				2,893,578

	Household Products – 2.7%

8,897	Colgate-Palmolive Company				693,165
20,000	Kimberly-Clark Corporation				1,291,000
87,659	Procter & Gamble Company				6,142,266

	Total Household Products				8,126,431

	Industrial Conglomerates – 4.6%

19,540	3M Co.				1,546,591
296,601	General Electric Company				10,977,203
29,620	Genuine Parts Company				1,191,316

	Total Industrial Conglomerates				13,715,110

	Insurance – 3.1%

59,887	American International Group, Inc.				2,590,113
52,053	Arthur J. Gallagher & Co.				1,229,492
52,891	Fidelity National Title Group Inc., Class A				969,492
36,741	Lincoln National Corporation				1,910,532
21,461	Marsh & McLennan Companies, Inc.				522,575
17,648	Mercury General Corporation				781,983
16,400	Travelers Companies, Inc.				784,740
13,560	Unitrin, Inc.				479,210

	Total Insurance				9,268,137

	Internet & Catalog Retail – 0.3%

h14,348	Amazon.com, Inc., (2)				1,023,012

	Internet Software & Services – 1.9%

28,343	eBay Inc., (2)				845,755
6,671	Google Inc., Class A, (2)				2,938,375
53,728	United Online, Inc.				567,368
40,765	Yahoo! Inc., (2)				1,179,331

	Total Internet Software & Services				5,530,829

	IT Services – 0.5%

27,033	Automatic Data Processing, Inc.				1,145,929
5,374	Fidelity National Information Services				204,964
24,017	Standard Register Company				187,092

	Total IT Services				1,537,985

	Leisure Equipment & Products – 0.7%

21,206	Eastman Kodak Company				374,710
75,693	Mattel, Inc.				1,506,291
8,000	Polaris Industries Inc.				328,080

	Total Leisure Equipment & Products				2,209,081

	Machinery – 2.0%

24,801	Briggs & Stratton Corporation				443,938
30,000	Caterpillar Inc.				2,348,700
19,204	Deere & Company				1,544,770
11,436	Illinois Tool Works Inc.				551,558
19,000	Ingersoll Rand Company Limited, Class A				847,020
3,000	Pentair, Inc.				95,700

	Total Machinery				5,831,686

	Media – 1.4%

1,500	Clear Channel Communications, Inc.				43,830
25,770	Entercom Communications Corporation				255,896
4,590	Lamar Advertising Company				164,919
63,253	New York Times, Class A				1,194,217
76,486	Regal Entertainment Group, Class A				1,475,415
59,243	World Wrestling Entertainment Inc.				1,102,512

	Total Media				4,236,789

	Metals & Mining – 1.4%

25,691	Companhia Siderurgica Nacional S.A., Sponsored ADR				924,619
11,210	Freeport-McMoRan Copper & Gold, Inc.				1,078,626
523	Mittal Steel Company NV				42,781
18,937	Southern Copper Corporation				1,966,229

	Total Metals & Mining				4,012,255

	Multiline Retail – 0.3%

7,921	Nordstrom, Inc.				258,225
15,307	Target Corporation				775,759

	Total Multiline Retail				1,033,984

	Multi-Utilities – 1.6%

26,500	CenterPoint Energy, Inc.				378,155
25,128	Dominion Resources, Inc.				1,026,228
76,000	Duke Energy Corporation				1,356,600
33,554	Integrys Energy Group, Inc.				1,564,959
10,500	ONEOK, Inc.				468,615

	Total Multi-Utilities				4,794,557

	Oil, Gas & Consumable Fuels – 10.6%

68,900	Chevron Corporation				5,881,304
43,011	ConocoPhillips				3,277,868
185,000	Exxon Mobil Corporation				15,647,297
24,638	Frontline Limited				1,133,841
20,290	Marathon Oil Corporation				925,224
36,819	Occidental Petroleum Corporation				2,694,046
36,878	Ship Financial International Limited				969,154
36,647	Statoil ASA				1,094,646

	Total Oil, Gas & Consumable Fuels				31,623,380

	Paper & Forest Products – 0.7%

1,200	International Paper Company				32,640
31,000	Weyerhaeuser Company				2,016,240

	Total Paper & Forest Products				2,048,880

	Personal Products – 0.3%

23,000	Avon Products, Inc.				909,420

	Pharmaceuticals – 8.3%

65,000	Abbott Laboratories				3,584,750
1,126	AstraZeneca Group				42,777
136,126	Bristol-Myers Squibb Company				2,899,484
30,800	Eli Lilly and Company				1,588,972
86,663	Johnson & Johnson				5,621,829
98,840	Merck & Co. Inc.				3,750,978
235,000	Pfizer Inc.				4,918,550
10,693	Sanofi-Aventis, ADR				401,415
34,752	Schering-Plough Corporation				500,776
29,480	Wyeth				1,231,085

	Total Pharmaceuticals				24,540,616

	Real Estate Investment Trust – 2.8%

49,826	Ashford Hospitality Trust Inc.				283,012
40,525	Brandywine Realty Trust				687,304
35,411	CapLease Inc.				275,143
77,976	Hospitality Properties Trust				2,652,744
98,427	Lexington Corporate Properties Trust				1,418,333
53,300	Nationwide Health Properties, Inc.				1,798,875
20,000	Senior Housing Properties Trust				474,000
51,252	U-Store-It Trust				580,685

	Total Real Estate Investment Trust				8,170,096

	Road & Rail – 0.7%

39,500	CSX Corporation				2,214,765

	Semiconductors & Equipment – 2.6%

31,000	Analog Devices, Inc.				915,120
35,263	Applied Materials, Inc.				687,981
171,768	Intel Corporation				3,638,046
36,128	Microchip Technology Incorporated				1,182,469
20,299	NVIDIA Corporation, (2)				401,717
28,464	Texas Instruments Incorporated				804,677

	Total Semiconductors & Equipment				7,630,010

	Software – 3.5%

14,113	Adobe Systems Incorporated, (2)				502,282
6,241	Autodesk, Inc., (2)				196,467
233,276	Microsoft Corporation				6,620,373
9,000	NAVTEQ Corporation, (2)				612,000
102,245	Oracle Corporation, (2)				1,999,912
10,728	VeriSign, Inc., (2)				356,599

	Total Software				10,287,633

	Specialty Retail – 1.5%

6,450	Abercrombie & Fitch Co., Class A				471,753
25,500	American Eagle Outfitters, Inc.				446,505
10,075	Best Buy Co., Inc.				417,710
14,956	Gap, Inc.				294,334
63,870	Home Depot, Inc.				1,786,444
11,072	Limited Brands, Inc.				189,331
7,300	Sherwin-Williams Company				372,592
8,263	Talbots, Inc.				89,075
2,993	Tiffany & Co.				125,227
12,000	TJX Companies, Inc.				396,840

	Total Specialty Retail				4,589,811

	Textiles, Apparel & Luxury Goods – 0.6%

5,418	Cherokee Inc.				182,424
19,758	VF Corporation				1,531,443

	Total Textiles, Apparel & Luxury Goods				1,713,867

	Thrifts & Mortgage Finance – 0.9%

26,634	Federal Home Loan Mortgage Corporation				674,373
36,483	Federal National Mortgage Association				960,233
58,864	New York Community Bancorp, Inc.				1,072,502

	Total Thrifts & Mortgage Finance				2,707,108

	Tobacco – 2.5%

65,586	Altria Group, Inc.				1,456,009
65,586	Philip Morris International, (2)				3,317,340
3,000	Reynolds American Inc.				177,090
28,638	UST Inc.				1,561,344
47,400	Vector Group Ltd.				833,766

	Total Tobacco				7,345,549

	Trading Companies & Distributors – 0.1%

2,380	W.W. Grainger, Inc.				181,808

	Wireless Telecommunication Services – 0.3%

32,000	Vodafone Group PLC, Sponsored ADR				944,320

	Total Common Stocks (cost $267,781,555)				290,124,454

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 4.7%

$14,009	Repurchase Agreements with Fixed Income Clearing Corporation, dated 3/31/08, repurchase price $14,009,815, collateralized by $6,585,000 U.S. Treasury Bonds, 12.500%, due 8/15/14, value $7,663,294, collateralized by $3,985,000 U.S. Treasury Bonds, 7.500%, due 11/15/16, value $5,414,619, collateralized by $825,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $1,216,875	1.100%	4/01/08		$14,009,387

	Total Short-Term Investments (cost $14,009,387)				14,009,387

	Total Investments (cost $281,790,942) – 102.4%				304,133,841

		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.8)% (4)

(333)	S&P 500 Index	$(44,955,000)	4/19/08	$1,350	$(522,810)
(213)	S&P 500 Index	(29,287,500)	4/19/08	1,375	(157,620)
(439)	S&P 500 Index	(61,460,000)	4/19/08	1,400	(120,725)
(338)	S&P 500 Index	(46,475,000)	5/17/08	1,375	(714,870)
(214)	S&P 500 Index	(29,960,000)	5/17/08	1,400	(277,130)
(211)	S&P 500 Index	(29,540,000)	6/21/08	1,400	(532,775)

(1,748)	Total Call Options Written (premiums received $5,669,116)	(241,677,500)			(2,325,930)

	Other Assets Less Liabilities – (1.6)%				(4,842,626)

	Net Assets – 100%				$296,965,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.
Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$300,769,461	$3,364,380	$-	$304,133,841
Call options written	(2,325,930)	-	-	(2,325,930)

Total	$298,443,531	$3,364,380	$-	$301,807,911

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $281,790,942.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$38,151,202
Depreciation	(15,808,303)

Net unrealized appreciation (depreciation) of investments	$22,342,899

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.